CASH FLOW INFORMATION (Tables)	6 Months Ended
Dec. 31, 2025
CASH FLOW INFORMATION
Schedule of significant non-cash transactions related to investing and financing activities

	12/31/2025	12/31/2024
Investment activities
Investment in-kind in other related parties (Note 15)	664,590	3,642,234
Capitalization of interest on buildings in progress	336,776	144,360
	1,001,366	3,786,594

	12/31/2025	12/31/2024
Financing activities
Contingent consideration payment with own shares (Note 5.12)	(870,795)	—
Financial liabilities with related parties	(251,120)	—
	(1,121,915)	—